Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Recent accounting pronouncements	Recent accounting pronouncements
Recently issued accounting standards
There are currently no accounting standard updates ("ASUs") issued since the reporting date of our Form 20-F report, for the year ended December 31, 2022, that are expected to materially affect our Consolidated Financial Statements and related disclosures in future periods.